UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-8747

                    CHARTWELL DIVIDEND AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                         1235 Westlakes Drive, Suite 400
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                         PNC Bank, National Association
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Attn: Closed-End Department
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-296-1400

                      DATE OF FISCAL YEAR END: NOVEMBER 30

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

----------------------------------------------------------------------------------------------------------

CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           FEBRUARY 28, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                NUMBER OF        MARKET
                                                                                 SHARES          VALUE
                                                                             --------------   -------------

COMMON STOCK--74.5%
BANKS--13.5%
AmSouth Bancorporation........................................................      46,760    $  1,297,590
Bank of America Corporation...................................................     242,000      11,095,700
National City Corporation.....................................................     100,000       3,480,000
New York Community Bancorp, Inc...............................................     119,000       2,007,530
U.S. Bancorp..................................................................      66,000       2,040,060
                                                                                              ------------
                                                                                                19,920,880
                                                                                              ------------
BASIC INDUSTRY--3.4%
Dow Chemical Company..........................................................      30,000       1,290,900
Packaging Corporation of America..............................................      40,000         912,400
Reddy Ice Holdings, Inc.......................................................     100,000       2,020,000
Weyerhaeuser Company..........................................................      11,500         785,335
                                                                                              ------------
                                                                                                 5,008,635
                                                                                              ------------
CONSUMER CYCLICAL--3.4%
Coinmach Corporation..........................................................     245,000       4,067,000
Coinmach Corporation, Class A.................................................     110,000       1,031,800
                                                                                              ------------
                                                                                                 5,098,800
                                                                                              ------------
CONSUMER STAPLES--10.4%
Altria Group, Inc.............................................................     132,950       9,559,105
B&G Foods, Inc................................................................      34,300         514,157
Loews Corporation - Carolina Group............................................      70,000       3,324,300
Regal Entertainment Group, Class A............................................     100,000       1,902,000
                                                                                              ------------
                                                                                                15,299,562
                                                                                              ------------
ENERGY--6.5%
Calumet Specialty Products Partners LP........................................       5,000         118,500
Chevron Corporation...........................................................      30,000       1,694,400
ConocoPhillips................................................................      75,000       4,572,000
Halliburton Company...........................................................      20,000       1,360,000
Linn Energy LLC(c)............................................................       7,000         145,390
Sunoco Logistics Partners LP(c)...............................................      40,000       1,714,400
                                                                                              ------------
                                                                                                 9,604,690
                                                                                              ------------
FINANCIAL--11.2%
AllianceBernstein Holding LP(c)...............................................     100,000       6,427,000
American Capital Strategies Limited...........................................      15,000         535,500
CapitalSource, Inc............................................................     131,995       3,248,397
Hartford Financial Services Group, Inc........................................      39,200       3,229,296
People's Choice Europe Limited+...............................................      35,000         192,500
Technology Investment Capital Corporation.....................................      55,595         847,824
Washington Mutual, Inc........................................................      50,000       2,135,000
                                                                                              ------------
                                                                                                16,615,517
                                                                                              ------------
HEALTHCARE--0.4%
Bristol-Myers Squibb Company..................................................      25,000         577,500
                                                                                              ------------
INDUSTRIALS--1.4%
Arlington Tankers Limited.....................................................      42,100         961,985
Teekay LNG Partners LP(c).....................................................      35,000       1,064,000
                                                                                              ------------
                                                                                                 2,025,985
                                                                                              ------------
REAL ESTATE INVESTMENT TRUSTS--13.2%
Boston Properties, Inc........................................................      30,000       2,540,100
BRE Properties, Class A.......................................................      19,500       1,060,215
CarrAmerica Realty Corporation................................................      32,600       1,351,596
Deerfield Triarc Capital Corporation..........................................      50,000         653,000


                                                     1
                                                   -----
                                                 CHARTWELL

----------------------------------------------------------------------------------------------------------

CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           FEBRUARY 28, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)



                                                                               NUMBER OF
                                                                            SHARES/PRINCIPAL      MARKET
                                                                                 AMOUNT           VALUE
                                                                            ----------------  -------------

COMMON STOCK (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Duke Realty Corporation.......................................................      80,320    $  2,819,232
HomeBanc Corporation..........................................................     300,000       2,610,000
iStar Financial, Inc..........................................................      50,000       1,905,000
Mack-Cali Realty Corporation..................................................      27,682       1,242,922
New Century Financial Corporation.............................................      51,200       1,984,000
Reckson Associates Realty Corporation.........................................      80,000       3,272,000
                                                                                              ------------
                                                                                                19,438,065
                                                                                              ------------
TELECOMMUNICATIONS--6.2%
Alaska Communications Systems Group, Inc......................................     175,000       1,940,750
BellSouth Corporation.........................................................      17,100         540,018
Citizens Communications Company...............................................     150,000       2,002,500
Consolidated Communications Holdings, Inc.....................................      40,000         569,600
Fairpoint Communications, Inc.................................................      75,000       1,055,250
Valor Communications Group, Inc...............................................     250,000       3,087,500
                                                                                              ------------
                                                                                                 9,195,618
                                                                                              ------------
TRANSPORTATION--1.4%
Aries Maritime Transport Limited..............................................      50,000         705,500
K-Sea Transportation Partners LP(c)...........................................      10,000         346,700
Seaspan Corporation...........................................................      33,400         666,664
Transmontaigne Partners LP(c).................................................      15,000         383,250
                                                                                              ------------
                                                                                                 2,102,114
                                                                                              ------------
UTILITIES--3.5%
AmeriGas Partners LP(c).......................................................      15,200         465,880
Kinder Morgan Energy Partners LP(c)...........................................      45,000       2,127,150
Northern Border Partners LP(c)................................................      26,600       1,279,460
TEPPCO Partners LP(c).........................................................      34,800       1,267,764
                                                                                              ------------
                                                                                                 5,140,254
                                                                                              ------------
TOTAL COMMON STOCK (COST $91,408,977).....................................                     110,027,620
                                                                                              ------------

CORPORATE NOTES/BONDS--45.9%
BASIC INDUSTRY--7.2%
Buhrmann US, Inc.
  8.250%, 07/01/14............................................................  $  620,000         640,150
Commercial Vehicle Group
  8.000%, 07/01/13............................................................     755,000         755,000
Goodman Global Holdings
  7.875%, 12/15/12............................................................     600,000         589,500
K. Hovnanian Enterprises
  6.500%, 01/15/14............................................................     500,000         478,908
Koppers Industries
  9.875%, 10/15/13............................................................   1,560,000       1,692,600
Lamar Media Corporation
  6.625%, 08/15/15............................................................     400,000         406,500
Nortek, Inc.
  8.500%, 09/01/14............................................................     585,000         586,462
Ply Gem Industries, Inc.
  9.000%, 02/15/12............................................................   1,120,000       1,013,600
Quebecor Media+
  7.750%, 03/15/16............................................................   1,060,000       1,091,800
TRW Automotive, Inc.
  9.375%, 02/15/13............................................................   1,005,000       1,095,450


                                                     2
                                                   -----
                                                 CHARTWELL

----------------------------------------------------------------------------------------------------------

CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           FEBRUARY 28, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)


                                                                                PRINCIPAL        MARKET
                                                                                 AMOUNT          VALUE
                                                                             --------------   -------------

CORPORATE NOTES/BONDS (CONTINUED)
BASIC INDUSTRY (CONTINUED)
United Agri Products
  8.250%, 12/15/11............................................................  $  651,000    $    690,060
Vertis, Inc., Series B
  10.875%, 06/15/09...........................................................     500,000         493,750
Williams Scotsman, Inc.
  8.500%, 10/01/15............................................................   1,070,000       1,107,450
                                                                                              ------------
                                                                                                10,641,230
                                                                                              ------------
CAPITAL GOODS--3.0%
Allied Waste North America, Series B
  8.500%, 12/01/08............................................................   1,165,000       1,233,444
Clarke American Corporation+
  11.750%, 12/15/13...........................................................     450,000         453,375
H&E Equipment Finance
  11.125%, 06/15/12...........................................................     970,000       1,085,187
Norcross Safety Products LLC, Series B
  9.875%, 08/15/11............................................................     850,000         888,250
Trinity Industries, Inc.
  6.500%, 03/15/14............................................................     800,000         806,000
                                                                                              ------------
                                                                                                 4,466,256
                                                                                              ------------
CONSUMER CYCLICAL--1.4%
Allied Security Escrow
  11.375%, 07/15/11...........................................................     515,000         486,675
Cenveo, Inc.
  9.625%, 03/15/12............................................................     500,000         540,000
Sonic Automotive, Inc., Series B
  8.625%, 08/15/13............................................................     990,000         997,425
                                                                                              ------------
                                                                                                 2,024,100
                                                                                              ------------
CONSUMER STAPLES--5.6%
American Seafood Group LLC
  10.125%, 04/15/10...........................................................   1,330,000       1,401,487
Brown Shoe Company, Inc.
  8.750%, 05/01/12............................................................     800,000         848,000
Chiquita Brands International, Inc.
  7.500%, 11/01/14............................................................     950,000         841,938
Crown Americas LLC+
  7.750%, 11/15/15............................................................   1,020,000       1,068,450
MGM Mirage, Inc.
  8.500%, 09/15/10............................................................   1,125,000       1,224,844
MTR Gaming Group, Inc., Series B
  9.750%, 04/01/10............................................................     520,000         559,650
Quicksilver, Inc.
  6.875%, 04/15/15............................................................     725,000         703,250
Stater Brothers Holdings
  8.125%, 06/15/12............................................................     715,000         725,725
Steinway Musical Instruments+
  7.000%, 03/01/14............................................................     830,000         840,375
                                                                                              ------------
                                                                                                 8,213,719
                                                                                              ------------
ENERGY--3.7%
Bluewater Finance Limited
  10.250%, 02/15/12...........................................................   1,000,000       1,082,500
Chesapeake Energy Corporation
  7.500%, 06/15/14............................................................   1,000,000       1,070,000
Copano Energy LLC+
  8.125%, 03/01/16............................................................     935,000         977,075
Encore Acquisition Company
  7.250%, 12/01/17............................................................     825,000         843,563


                                                     3
                                                   -----
                                                 CHARTWELL

----------------------------------------------------------------------------------------------------------

CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           FEBRUARY 28, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)



                                                                                PRINCIPAL        MARKET
                                                                                 AMOUNT          VALUE
                                                                             --------------   -------------

CORPORATE NOTES/BONDS (CONTINUED)
ENERGY (CONTINUED)
Transcontinental Gas Pipe Line Corporation, Class B
  7.000%, 08/15/11............................................................  $  915,000    $    965,325
Whiting Petroleum Corporation
  7.250%, 05/01/13............................................................     600,000         610,500
                                                                                              ------------
                                                                                                 5,548,963
                                                                                              ------------
FINANCIAL--5.0%
Arch Western Finance LLC
  6.750%, 07/01/13............................................................     965,000         972,237
E*Trade Financial Corporation
  8.000%, 06/15/11............................................................     870,000         920,025
Ford Motor Credit Company
  7.000%, 10/01/13............................................................   1,950,000       1,716,129
General Motors Acceptance Corporation
  8.000%, 11/01/31............................................................   1,590,000       1,455,772
    6.750%, 12/01/14..........................................................   1,220,000       1,079,500
Labranche & Company, Inc.
  11.000%, 05/15/12...........................................................   1,160,000       1,296,300
                                                                                              ------------
                                                                                                 7,439,963
                                                                                              ------------
HEALTHCARE--1.9%
HCA, Inc.
  7.875%, 02/01/11............................................................     910,000         976,937
Town Sports International
  9.625%, 04/15/11............................................................   1,020,000       1,073,550
Universal Hospital Services
  10.125%, 11/01/11...........................................................     745,000         782,250
                                                                                              ------------
                                                                                                 2,832,737
                                                                                              ------------
INDUSTRIALS--5.6%
Ainsworth Lumber
  7.250%, 10/01/12............................................................     665,000         625,100
Douglas Dynamics LLC+
  7.750%, 01/15/12............................................................     535,000         518,950
DRS Technologies, Inc.
  7.625%, 02/01/18............................................................     780,000         805,350
Freeport-McMoRan Copper & Gold, Inc.
  10.125%, 02/01/10...........................................................   1,010,000       1,093,325
General Cable Corporation
  9.500%, 11/15/10............................................................     420,000         453,600
Gibraltar Industries, Inc.+
  8.000%, 12/01/15............................................................   1,110,000       1,123,875
Ineos Group Holdings+
  8.500%, 02/15/16............................................................     930,000         916,050
INVISTA+
  9.250%, 05/01/12............................................................   1,315,000       1,403,763
Rathgibson, Inc.+
  11.250%, 02/15/14...........................................................     380,000         386,650
Superior Essex Communications LLC
  9.000%, 04/15/12............................................................     900,000         913,500
                                                                                              ------------
                                                                                                 8,240,163
                                                                                              ------------
REAL ESTATE--4.2%
Aztar Corporation
  7.875%, 06/15/14............................................................   1,450,000       1,515,250
Boyd Gaming Corporation
  7.750%, 12/15/12............................................................   1,090,000       1,145,863
Geo Group, Inc.
  8.250%, 07/15/13............................................................   1,120,000       1,135,400


                                                     4
                                                   -----
                                                 CHARTWELL

----------------------------------------------------------------------------------------------------------

CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           FEBRUARY 28, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)



                                                                               PRINCIPAL
                                                                             AMOUNT/NUMBER       MARKET
                                                                               OF SHARES         VALUE
                                                                             --------------   -------------

CORPORATE NOTES/BONDS (CONTINUED)
REAL ESTATE (CONTINUED)
Intrawest Corporation
  7.500%, 10/15/13............................................................  $  890,000    $    910,025
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 05/01/12............................................................   1,315,000       1,449,787
                                                                                              ------------
                                                                                                 6,156,325
                                                                                              ------------
TELECOMMUNICATIONS--5.5%
Albritton Communications Company
  7.750%, 12/15/12............................................................     990,000       1,001,137
Charter Communications Operating LLC+
  8.000%, 04/30/12............................................................     900,000         911,250
Cincinnati Bell, Inc.
  8.375%, 01/15/14............................................................   1,390,000       1,410,850
CSC Holdings, Inc.
  7.875%, 02/15/18............................................................     785,000         775,188
DirecTV Holdings LLC
  6.375%, 06/15/15............................................................     345,000         345,431
Echostar DBS Corporation
  6.625%, 10/01/14............................................................     520,000         508,300
L-3 Communications Corporation
  7.625%, 06/15/12............................................................     500,000         526,250
Qwest Corporation
  8.875%, 03/15/12............................................................   1,390,000       1,563,750
Rogers Wireless, Inc.
  7.250%, 12/15/12............................................................   1,060,000       1,130,225
                                                                                              ------------
                                                                                                 8,172,381
                                                                                              ------------
TRANSPORTATION--0.9%
Ship Finance International Limited
  8.500%, 12/15/13............................................................   1,365,000       1,289,925
                                                                                              ------------
UTILITIES--1.9%
Amerigas Partners/Eagles Finance
  7.125%, 05/20/16............................................................     935,000         944,350
CE Generation LLC
  7.416%, 12/15/18............................................................     618,000         658,202
NRG Energy, Inc.
  7.375%, 02/01/16............................................................     625,000         645,312
Tenaska Alabama Part+
  7.000%, 06/30/21............................................................     595,971         618,150
                                                                                              ------------
                                                                                                 2,866,014
                                                                                              ------------
TOTAL CORPORATE NOTES/BONDS (COST $67,907,143)............................                      67,891,776
                                                                                              -------------

CONVERTIBLE PREFERRED STOCK--2.8%
FINANCIAL--2.8%
ACE Limited...................................................................      26,025         678,992
Chubb Corporation.............................................................      10,000         339,800
Felcor Lodging Trust, Inc.....................................................      40,000       1,000,000
Hartford Financial Services Group, Inc........................................       5,000         368,250
LTC Properties, Inc...........................................................      25,000       1,106,250
XL Capital Limited............................................................      23,859         581,606
                                                                                              ------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $3,384,771).......................                       4,074,898
                                                                                              ------------


                                                     5
                                                   -----
                                                 CHARTWELL

----------------------------------------------------------------------------------------------------------

CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           FEBRUARY 28, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)



                                                                               NUMBER OF
                                                                             SHARES/WRITTEN      MARKET
                                                                               CONTRACTS         VALUE
                                                                             --------------   -------------

PREFERRED STOCK--1.8%
FINANCIAL--1.8%
Merrill Lynch & Company, Inc..................................................      16,653    $  1,050,471
Metlife, Inc..................................................................      25,000         687,750
Quanta Capital Holdings Limited...............................................      20,000         520,200
TransCanada Corporation.......................................................      14,905         386,040
                                                                                              ------------
TOTAL PREFERRED STOCK (COST $2,506,814)...................................                       2,644,461
                                                                                              ------------

PREFERRED TERM SECURITIES(A)--10.5%
Alesco Preferred Funding IV...................................................     150,000       1,500,000
Alesco Preferred Funding IX...................................................       1,000       1,000,000
I-Preferred Term Securities IV................................................   1,000,000       1,040,000
Preferred Term Securities IV..................................................   2,000,000       1,082,500
Preferred Term Securities XIII................................................   1,000,000         899,000
Preferred Term Securities XIV.................................................   2,000,000       1,800,000
Preferred Term Securities XV..................................................   2,000,000       2,012,500
Preferred Term Securities XVI.................................................   1,000,000         984,800
Preferred Term Securities XVII................................................     600,000         568,200
Preferred Term Securities XVIII...............................................   1,000,000         934,500
Preferred Term Securities XX..................................................   1,000,000       1,000,000
Preferred Term Securities XXI.................................................   1,000,000       1,000,000
Preferred Term Services XIX...................................................   1,000,000         966,700
Taberna Preferred Funding I+..................................................     250,000         250,000
Taberna Preferred Funding II..................................................         500         500,000
                                                                                              ------------
TOTAL PREFERRED TERM SECURITIES (COST $15,078,530)........................                      15,538,200
                                                                                              ------------

CASH EQUIVALENT(B)--0.7%
SEI Daily Income Trust, Treasury Fund, Class A Shares, 4.410%.................   1,049,557       1,049,557
                                                                                              ------------
TOTAL CASH EQUIVALENT (COST $1,049,557)...................................                       1,049,557
                                                                                              ------------

TOTAL INVESTMENTS--136.2%
  (COST $181,335,792)*....................................................                     201,226,512
                                                                                              ------------

COVERED CALL OPTIONS WRITTEN--(0.1)%
Altria Group, Inc. Mar. 80....................................................        (129)         (1,290)
BellSouth Corporation Mar. 30.................................................        (171)        (29,925)
BRE Properties, Inc. Apr. 55..................................................        (195)        (22,913)
Chevron Corporation Mar. 60...................................................        (300)         (5,700)
ConocoPhillips Corporation Mar. 65............................................        (750)        (18,750)
Halliburton Company Mar. 72.5.................................................        (200)        (15,000)
Hartford Financial Services Group Mar. 90.....................................        (392)             --
National City Corporation Jul. 37.5...........................................      (1,000)        (55,000)
New Century Financial Mar. 40.................................................        (262)        (19,650)
New Century Financial Mar. 45.................................................        (250)         (1,250)
Packaging Corporation of America Apr. 25......................................         (30)           (600)
Seaspan Corporation Mar. 20...................................................        (334)         (9,185)
Washington Mutual, Inc. Apr. 45...............................................        (500)        (25,000)
                                                                                              ------------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUM RECEIVED $330,261)............                        (204,263)
                                                                                              ------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (36.1)%.....................                     (53,275,078) ++
                                                                                              ------------
NET ASSETS -- 100.0%.......................................................                   $147,747,171
                                                                                              ============

                     * At February 28, 2006, the tax basis cost of the Fund's investments was $181,335,792, and the unrealized appreciation and depreciation were $22,911,574 and $(3,020,854), respectively.

                     + Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. At February 28, 2006, these securities amounted to $10,752,263 or 7.3% of net assets.


                                                     6
                                                   -----
                                                 CHARTWELL

----------------------------------------------------------------------------------------------------------

CHARTWELL DIVIDEND AND INCOME FUND, INC.                                           FEBRUARY 28, 2006
----------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)



                     ++   As of February 28, 2006, $55,000,000 of commercial paper was outstanding with an amortized cost of $54,676,156.  The average discount rate of commercial paper outstanding at February 28, 2006, was 4.52%.  The average daily balance of commercial paper outstanding for the quarter ended February 28, 2006, was
                         $54,700,397 at a weighted average discount rate of 2.24%.  The maximum face amount of commercial paper outstanding at any time during the quarter ended
                         February 28, 2006, was $55,000,000.  In conjunction with the issuance of the commercial paper, the Fund has entered into a line of credit arrangement with a bank for $30,000,000.  Interest on borrowing is based on market rates in effect at the time of borrowing.  The commitment fee is computed at the rate of 0.30% per annum on the unused balance.  There were no borrowings under this arrangement during the quarter ended February 28, 2006.

                   (a)   Securities are illiquid. At February 28, 2006, these securities amounted to
                         $15,538,200, or 10.5% of net assets.

                   (b)   Rate shown is the 7-day effective yield as of February 28, 2006.

                   (c)   Securities are considered Master Limited Partnerships. At February 28, 2006,
                         these securities amounted to $15,220,994 or 10.3% of net assets.

                   LLC   Limited Liability Company

                    LP   Limited Partnership

                         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



                                                     7
                                                   -----
                                                 CHARTWELL

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as EX-99Cert.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Chartwell Dividend and Income Fund, Inc.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date April 12, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Winthrop S. Jessup
                                        -----------------------------
                                        Winthrop S. Jessup, President
                                        (Principal Executive Officer)


Date April 12, 2006

By (Signature and Title)*               /s/ G. Gregory Hagar
                                        -------------------------------------
                                        G. Gregory Hagar, Vice President,
                                        Treasurer and CFO (Principal Financial
                                        Officer)



Date April 12, 2006

* Print the name and title of each signing officer under his or her signature.